ISSUED CAPITAL AND RESERVES (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of reserves within equity [abstract]
Schedule of common shares	The Company's issued share capital comprised of the following:

	June 30, 2026	December 31, 2025
Authorized common shares (nominal value of US$0.01 per share)	265,430,000	265,430,000
Issued shares, including 980,000 (2025:0) shares held by the Company	231,863,624	230,863,624